Contractual Obligations (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014 DWT		Jun. 24, 2014	Jun. 23, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DWT	1,844,100
Post-Panamax | 2012 [Member] | China [Member] | 15-09-2016 [Member]
DWT	98,700
Daily Base Rate	13,000	[1]
Daily Base Rate during extended period	14,000
Extended Vessel Charter in period	1 year
Post-Panamax | 2012 [Member] | China [Member] | 15-09-2016 [Member] | Minimum [Member]
Vessel Charter in period (in months)	21 months
Post-Panamax | 2012 [Member] | China [Member] | 15-09-2016 [Member] | Maximum [Member]
Vessel Charter in period (in months)	25 months
Post-Panamax | 2010 [Member] | China [Member] | 23-Oct-2014 [Member]
DWT	93,000
Daily Base Rate	13,250	[2]
Vessel Delivery date	Feb. 23, 2014
Post-Panamax | 2010 [Member] | China [Member] | 23-Oct-2014 [Member] | Minimum [Member]
Vessel Charter in period (in months)	8 months
Post-Panamax | 2010 [Member] | China [Member] | 23-Oct-2014 [Member] | Maximum [Member]
Vessel Charter in period (in months)	10 months
Post-Panamax | 2011 [Member] | China [Member] | 24-Oct-2014 [Member]
DWT	93,000
Daily Base Rate	13,500	[3]
Vessel Delivery date	Mar. 24, 2014
Post-Panamax | 2011 [Member] | China [Member] | 24-Oct-2014 [Member] | Minimum [Member]
Vessel Charter in period (in months)	7 months
Post-Panamax | 2011 [Member] | China [Member] | 24-Oct-2014 [Member] | Maximum [Member]
Vessel Charter in period (in months)	9 months
Post-Panamax | 2011 [Member] | China [Member] | 11-Aug-15 [Member]
DWT	93,000
Daily Base Rate	9,500	[4]
Daily Base Rate during extended period	11,500
Vessel Delivery date	Sep. 10, 2014
Post-Panamax | 2011 [Member] | China [Member] | 11-Aug-15 [Member] | Minimum [Member]
Vessel Charter in period (in months)	11 months
Post-Panamax | 2011 [Member] | China [Member] | 11-Aug-15 [Member] | Maximum [Member]
Vessel Charter in period (in months)	13 months
Post-Panamax | 2009 [Member] | China [Member] | 9-May-15 [Member]
DWT	93,000
Daily Base Rate		[5]
Vessel Delivery date	Jul. 09, 2014
Chartered-in rate as a percentage of Baltic Panamax 4TC Index (as a percentage)	90.00%
Post-Panamax | 2009 [Member] | China [Member] | 9-May-15 [Member] | Minimum [Member]
Vessel Charter in period (in months)	10 months
Extended Vessel Charter in period	10 months
Post-Panamax | 2009 [Member] | China [Member] | 9-May-15 [Member] | Maximum [Member]
Vessel Charter in period (in months)	14 months
Extended Vessel Charter in period	14 months
Kamsarmax Vessels
DWT	1,725,200	[6]
Kamsarmax Vessels | Minimum [Member]
DWT	81,600
Kamsarmax Vessels | Maximum [Member]
DWT	84,000
Kamsarmax Vessels | 2012 [Member] | China [Member] | 23-Jan-15 [Member]
DWT	79,500
Daily Base Rate	14,000	[7]
Daily Base Rate during extended period	14,750
Vessel Delivery date	Feb. 23, 2014
Kamsarmax Vessels | 2012 [Member] | China [Member] | 23-Jan-15 [Member] | Minimum [Member]
Vessel Charter in period (in months)	11 months
Extended Vessel Charter in period	11 months
Kamsarmax Vessels | 2012 [Member] | China [Member] | 23-Jan-15 [Member] | Maximum [Member]
Vessel Charter in period (in months)	14 months
Extended Vessel Charter in period	14 months
Kamsarmax Vessels | 2012 [Member] | South Korea [Member] | 23-Jul-17 [Member]
DWT	82,000
Daily Base Rate	15,500	[8]
Daily Base Rate during extended period	16,300
Extended Vessel Charter in period	1 year
Vessel Delivery date	Apr. 23, 2014
Kamsarmax Vessels | 2012 [Member] | South Korea [Member] | 23-Jul-17 [Member] | Minimum [Member]
Vessel Charter in period (in months)	39 months
Kamsarmax Vessels | 2012 [Member] | South Korea [Member] | 23-Jul-17 [Member] | Maximum [Member]
Vessel Charter in period (in months)	44 months
Kamsarmax Vessels | 2012 [Member] | South Korea [Member] | 7-Dec-14 [Member]
DWT	81,500
Daily Base Rate	14,500	[9]
Vessel Delivery date	Feb. 07, 2014
Kamsarmax Vessels | 2012 [Member] | South Korea [Member] | 7-Dec-14 [Member] | Minimum [Member]
Vessel Charter in period (in months)	10 months
Kamsarmax Vessels | 2012 [Member] | South Korea [Member] | 7-Dec-14 [Member] | Maximum [Member]
Vessel Charter in period (in months)	12 months
Kamsarmax Vessels | 2012 [Member] | South Korea [Member] | 10-Feb-15 [Member]
DWT	81,000
Daily Base Rate	15,000	[10]
Vessel Delivery date	Feb. 10, 2014
Kamsarmax Vessels | 2012 [Member] | South Korea [Member] | 10-Feb-15 [Member] | Minimum [Member]
Vessel Charter in period (in months)	12 months
Kamsarmax Vessels | 2012 [Member] | South Korea [Member] | 10-Feb-15 [Member] | Maximum [Member]
Vessel Charter in period (in months)	14 months
Kamsarmax Vessels | 2011 [Member] | South Korea [Member] | 3-Apr-15 [Member]
DWT	81,900
Daily Base Rate	12,750	[11]
Daily Base Rate during extended period	13,750
Extended Vessel Charter in period	1 year
Vessel Delivery date	May 03, 2014
Kamsarmax Vessels | 2011 [Member] | South Korea [Member] | 3-Apr-15 [Member] | Minimum [Member]
Vessel Charter in period (in months)	11 months
Kamsarmax Vessels | 2011 [Member] | South Korea [Member] | 3-Apr-15 [Member] | Maximum [Member]
Vessel Charter in period (in months)	13 months
Kamsarmax Vessels | 2011 [Member] | South Korea [Member] | 15-Jan-16 [Member]
DWT	81,500
Daily Base Rate	15,000	[12]
Daily Base Rate during extended period	16,000
Vessel Delivery date	Feb. 15, 2014
Kamsarmax Vessels | 2011 [Member] | South Korea [Member] | 15-Jan-16 [Member] | Minimum [Member]
Vessel Charter in period (in months)	23 months
Extended Vessel Charter in period	11 months
Kamsarmax Vessels | 2011 [Member] | South Korea [Member] | 15-Jan-16 [Member] | Maximum [Member]
Vessel Charter in period (in months)	28 months
Extended Vessel Charter in period	13 months
Kamsarmax Vessels | 2009 [Member] | Japan [Member] | 8-Feb-15 [Member]
DWT	82,500
Daily Base Rate	14,500	[13]
Daily Base Rate during extended period	15,500
Extended Vessel Charter in period	1 year
Vessel Delivery date	Mar. 08, 2014
Kamsarmax Vessels | 2009 [Member] | Japan [Member] | 8-Feb-15 [Member] | Minimum [Member]
Vessel Charter in period (in months)	11 months
Kamsarmax Vessels | 2009 [Member] | Japan [Member] | 8-Feb-15 [Member] | Maximum [Member]
Vessel Charter in period (in months)	13 months
Kamsarmax Vessels | 2014 [Member] | South Korea [Member] | 23-Jul-15 [Member]
DWT	82,500
Daily Base Rate	12,000	[14]
Extended Vessel Charter in period	1 year
Vessel Delivery date	Aug. 22, 2014
Kamsarmax Vessels | 2014 [Member] | South Korea [Member] | 23-Jul-15 [Member] | Minimum [Member]
Vessel Charter in period (in months)	11 months
Kamsarmax Vessels | 2014 [Member] | South Korea [Member] | 23-Jul-15 [Member] | Maximum [Member]
Vessel Charter in period (in months)	14 months
Panamax | 2009 [Member] | Japan [Member] | 1-Dec-14 [Member]
DWT	76,500
Daily Base Rate	14,000	[15]
Daily Base Rate during extended period			14,000	15,900
Extended Vessel Charter in period	2 months
Vessel Delivery date	Jan. 23, 2014
Panamax | 2014 [Member] | China [Member] | 19-Jun-15 [Member]
DWT	76,000
Extended Vessel Charter in period	1 year
Vessel Delivery date	Aug. 10, 2014
Panamax | 2014 [Member] | China [Member] | 19-Jun-15 [Member] | Minimum [Member]
Vessel Charter in period (in months)	10 months
Panamax | 2014 [Member] | China [Member] | 19-Jun-15 [Member] | Maximum [Member]
Vessel Charter in period (in months)	13 months
Panamax | 2014 [Member] | China [Member] | 19-Jun-15 [Member] | Base Rate for First 40 Days [Member]
Daily Base Rate	5,000	[16]
Panamax | 2014 [Member] | China [Member] | 19-Jun-15 [Member] | Base Rate after 40 Days [Member]
Daily Base Rate	10,000	[16]
Panamax | 2014 [Member] | Japan [Member] | 4-Mar-15 [Member]
DWT	77,000
Daily Base Rate	16,000	[17]
Vessel Delivery date	Mar. 04, 2014
Panamax | 2014 [Member] | Japan [Member] | 4-Mar-15 [Member] | Minimum [Member]
Vessel Charter in period (in months)	12 months
Panamax | 2014 [Member] | Japan [Member] | 4-Mar-15 [Member] | Maximum [Member]
Vessel Charter in period (in months)	13 months
Panamax | 2004 [Member] | China [Member] | 3-Jan-17 [Member]
DWT	77,500
Daily Base Rate	14,000	[18]
Vessel Delivery date	May 03, 2014
Panamax | 2004 [Member] | China [Member] | 3-Jan-17 [Member] | Minimum [Member]
Vessel Charter in period (in months)	32 months
Panamax | 2004 [Member] | China [Member] | 3-Jan-17 [Member] | Maximum [Member]
Vessel Charter in period (in months)	38 months
Panamax | 2007 [Member] | South Korea [Member] | 14-Feb-15 [Member]
DWT	75,500
Daily Base Rate	13,750	[19]
Daily Base Rate during extended period	14,750
Extended Vessel Charter in period	1 year
Vessel Delivery date	Mar. 14, 2014
Panamax | 2007 [Member] | South Korea [Member] | 14-Feb-15 [Member] | Minimum [Member]
Vessel Charter in period (in months)	11 months
Panamax | 2007 [Member] | South Korea [Member] | 14-Feb-15 [Member] | Maximum [Member]
Vessel Charter in period (in months)	13 months
Ultramax Vessels
DWT	1,795,800	[6]
Ultramax Vessels | Minimum [Member]
DWT	60,200
Ultramax Vessels | Maximum [Member]
DWT	64,000
Ultramax Vessels | 2010 [Member] | Japan [Member] | 1-Apr-17 [Member]
DWT	61,000
Daily Base Rate	14,200	[20]
Vessel Charter in period (in months)	3 years
Daily Base Rate during extended period					17,200	16,200	15,200
Extended Vessel Charter in period	3 years
Vessel Delivery date	Apr. 13, 2014
Supramax | 2010 [Member] | China [Member] | 12-Dec-16 [Member]
DWT	58,000
Daily Base Rate	14,250	[21]
Daily Base Rate during extended period	14,850
Vessel Delivery date	Apr. 12, 2014
Supramax | 2010 [Member] | China [Member] | 12-Dec-16 [Member] | Minimum [Member]
Vessel Charter in period (in months)	20 months
Extended Vessel Charter in period	10 months
Supramax | 2010 [Member] | China [Member] | 12-Dec-16 [Member] | Maximum [Member]
Vessel Charter in period (in months)	24 months
Extended Vessel Charter in period	12 months
Supramax | 2011 [Member] | China [Member] | 18-Jan-15 [Member]
DWT	58,000
Daily Base Rate	13,750	[22]
Vessel Delivery date	Mar. 18, 2014
Supramax | 2011 [Member] | China [Member] | 18-Jan-15 [Member] | Minimum [Member]
Vessel Charter in period (in months)	10 months
Supramax | 2011 [Member] | China [Member] | 18-Jan-15 [Member] | Maximum [Member]
Vessel Charter in period (in months)	13 months
Supramax | 2008 [Member] | China [Member] | 13-Jun-16 [Member]
DWT	58,000
Daily Base Rate	12,250	[23]
Daily Base Rate during extended period	13,000
Extended Vessel Charter in period	1 year
Vessel Delivery date	Sep. 13, 2014
Supramax | 2008 [Member] | China [Member] | 13-Jun-16 [Member] | Minimum [Member]
Vessel Charter in period (in months)	21 months
Supramax | 2008 [Member] | China [Member] | 13-Jun-16 [Member] | Maximum [Member]
Vessel Charter in period (in months)	25 months
Supramax | 2015 [Member] | Japan [Member] | 30-Jun-18 [Member]
DWT	55,000
Daily Base Rate	14,000	[24]
Vessel Charter in period (in months)	3 years
Daily Base Rate during extended period						16,000	15,000
Extended Vessel Charter in period	2 years
Handymax | 2002 [Member] | Japan [Member] | 31-Jan-17 [Member]
DWT	48,500
Daily Base Rate	12,000	[25]
Daily Base Rate during extended period					$ 14,800	$ 13,600	$ 12,750
Extended Vessel Charter in period	3 years
Vessel Delivery date	Mar. 31, 2014
Handymax | 2002 [Member] | Japan [Member] | 31-Jan-17 [Member] | Minimum [Member]
Vessel Charter in period (in months)	34 months
Handymax | 2002 [Member] | Japan [Member] | 31-Jan-17 [Member] | Maximum [Member]
Vessel Charter in period (in months)	37 months

[1]	This vessel has been time chartered-in for 21 to 25 months at the Company's option at $13,000 per day. The Company has the option to extend this time charter for one year at $14,000 per day. This vessel is expected to be delivered December 2014.
[2]	This vessel has been time chartered-in for eight to 10 months at Company's option at $13,250 per day. The vessel was delivered on February 23, 2014.
[3]	This vessel has been time chartered-in for seven to nine months at the Company's option at $13,500 per day. The vessel was delivered on March 24, 2014.
[4]	This vessel has been time chartered-in for 11 to 13 months at the Company's option at $9,500 per day. The Company has the option to extend this time charter for one year at $11,500 per day. The vessel was delivered on September 10, 2014.
[5]	This vessel has been time chartered-in for 10 to 14 months at the Company's option at a rate of 90% of the Baltic Panamax 4TC Index. The Company has the option to extend this time charter for an additional 10 to 14 months at the same rate of hire. The vessel was delivered on July 9, 2014.
[6]	Expected delivery date relates to quarter during which each vessel is currently expected to be delivered from the shipyard.
[7]	This vessel has been time chartered-in for 11 to 14 month at the Company's option at $14,000 per day. The Company has the option to extend the charter for an additional 11 to 14 months at $14,750 per day. This vessel was delivered on February 23, 2014.
[8]	This vessel has been time chartered-in for 39 to 44 months at the Company's option at $15,500 per day. The Company has the option to extend this time charter for one year at $16,300 per day. The vessel was delivered on April 23, 2014.
[9]	This vessel has been time chartered-in for 10 to 12 months at Company's option at $14,500 per day. The vessel was delivered on February 7, 2014.
[10]	This vessel has been time chartered-in for 12 to 14 months at Company's option at $15,000 per day. The vessel was delivered on February 10, 2014.
[11]	This vessel has been time chartered-in for 11 to 13 months at the Company's option at $12,750 per day. The Company has the option to extend this time charter for one year at $13,750 per day. The vessel was delivered on May 3, 2014.
[12]	This vessel has been time chartered-in for 23 to 28 months at the Company's option at $15,000 per day. The Company has the option to extend the charter for an additional 11 to 13 months at $16,000 per day. This vessel was delivered on February 15, 2014.
[13]	This vessel has been time chartered-in for 11 to 13 months at the Company's option at $14,500 per day. The Company has the option to extend this time charter for one year at $15,500 per day. The vessel was delivered on March 8, 2014.
[14]	This vessel has been time chartered-in for 11 to 14 months at the Company's option at $12,000 per day. The Company has the option to extend this time charter for one year. The vessel was delivered on August 22, 2014.
[15]	This vessel has been time chartered-in until December 1, 2014 which may be extended for an additional two months at the Company's option. The charter hire rate is $15,900 per day until June 23, 2014 and $14,000 per day thereafter, including the option period. The vessel was delivered on January 23, 2014.
[16]	This vessel has been time chartered-in for 10 to 13 months at Company's option at $5,000 per day for the first 40 days and $10,000 per day thereafter. The Company has the option to extend the charter for an additional year. The vessel was delivered on August 10, 2014.
[17]	This vessel has been time chartered-in for 12 to 13 months at Company's option at $16,000 per day. The vessel was delivered on March 4, 2014.
[18]	This vessel has been time chartered-in for 32 to 38 months at the Company's option at $14,000 per day. The vessel was delivered on May 3, 2014.
[19]	This vessel has been time chartered-in for 11 to 13 months at the Company's option at $13,750 per day. The Company has the option to extend the charter for an additional year at $14,750 per day. The vessel was delivered on March 14, 2014.
[20]	This vessel has been time chartered-in for three years at $14,200 per day. The Company has options to extend the charter for up to three consecutive one year periods at $15,200 per day, $16,200 per day and $17,200 per day, respectively. This vessel was delivered on April 13, 2014.
[21]	This vessel has been time chartered-in for 20 to 24 month at the Company's option at $14,250 per day. The Company has the option to extend the charter for an additional 10 to 12 months at $14,850 per day. This vessel was delivered on April 12, 2014.
[22]	This vessel has been time chartered-in for ten to 13 month at the Company's option at $13,750 per day. This vessel was delivered on March 18, 2014.
[23]	This vessel has been time chartered-in for 21 to 25 months at the Company's option at $12,250 per day. The Company has the option to extend this time charter for one year at $13,000 per day. The vessel was delivered on September 13, 2014.
[24]	This vessel has been time chartered-in for three years at $14,000 per day. The Company has options to extend the charter for up to two consecutive one year periods at $15,000 per day and $16,000 per day, respectively. This vessel is expected to be delivered during the first half of 2015.
[25]	This vessel has been time chartered-in for 34 to 37 months at the Company's option at $12,000 per day. The Company has options to extend the charter for up to three consecutive one year periods at $12,750 per day, $13,600 per day and $14,800 per day, respectively. This vessel was delivered on March 31, 2014.